Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 703,696	$ 498,735	$ 323,172
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	31,683	28,127	25,908
Share-based compensation	28,821	25,365	22,129
Deferred income tax provision	13,466	5,939	40
Provision for doubtful accounts	8,539	6,888	2,688
Non-cash contribution to 401(k) plan	6,746	5,154	4,543
(Gain) loss on sale of property and equipment	(1,624)	350	17
Other income from investment in unconsolidated entity	(22,671)	(19,299)	(11,264)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(60,154)	(130,414)	(3,559)
Inventories, net	(259,860)	(243,660)	139,929
Accounts payable and other liabilities	121,993	182,819	33,936
Other, net	1,329	(10,438)	(3,160)
Net cash provided by operating activities	571,964	349,566	534,379
Cash flows from investing activities:
Capital expenditures	(35,652)	(25,464)	(16,436)
Business acquisitions, net of cash acquired	(47)	(129,462)	0
Proceeds from sale of equity securities	0	5,993	0
Other investment	0	(1,000)	0
Proceeds from sale of property and equipment	1,863	1,356	94
Net cash used in investing activities	(33,836)	(148,577)	(16,342)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(332,447)	(294,522)	(265,713)
Repurchases of common stock to satisfy employee withholding tax obligations	(87,107)	(1,092)	(2,299)
Distributions to non-controlling interest	(69,184)	(61,980)	(42,401)
Net (repayments) proceeds under revolving credit agreement	(32,600)	89,000	(155,700)
Net repayments of finance lease liabilities	(3,042)	(2,040)	(1,441)
Payment of fees related to revolving credit agreement	0	(22)	(196)
Net proceeds from issuances of common stock	20,422	21,014	19,257
Net cash used in financing activities	(503,958)	(228,602)	(448,493)
Effect of foreign exchange rate changes on cash and cash equivalents	(4,933)	(186)	2,069
Net increase (decrease) in cash and cash equivalents	29,237	(27,799)	71,613
Cash and cash equivalents at beginning of year	118,268	146,067	74,454
Cash and cash equivalents at end of year	147,505	118,268	146,067
TEC Distribution LLC [Member]
Cash flows from financing activities:
Proceeds from non-controlling interest for investments	$ 0	$ 21,040	$ 0